CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
As of December 31, 2020, 2019 and 2018, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2020	2019	2018
Cash and cash equivalents	153,093	153,060	362,071
Short term restricted cash	22,009	10,184	534
Long term restricted cash	—	—	10,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	175,102	163,244	372,605